Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB
Building	99,166	99,166
Leasehold improvements	32,685	32,804
Medical equipment	16,571	35,062
Office equipment, furniture and others	8,684	10,955
Production machinery	4,744	5,213
Computers and electrical equipment	7,652	5,900
Total	169,502	189,100
Accumulated depreciation	(51,279)	(69,435)
Impairment of property and equipment	(2,039)	(2,883)
Net book value	116,184	116,782